Income Taxes	12 Months Ended
Dec. 31, 2015
Income Taxes [Abstract]
Income Taxes

16. Income taxes

Our subsidiaries are subject to taxation in a number of tax jurisdictions, principally, the Netherlands, Ireland and the United States of America.

The following table presents our provision for income taxes by tax jurisdiction for the years ended December 31, 2015, 2014 and 2013:

	Year Ended December 31,
	2015	2014	2013
Deferred tax expense (benefit)
The Netherlands	$(7,453)	$1,339	$686
Ireland	151,623	87,147	17,158
United States of America	(65,341)	26,267	3,686
Other	22,130	(5,744)	(344)
	100,959	109,009	21,186

Deferred tax expense (benefit) related to an increase (decrease) in changes in valuation allowance of deferred tax assets
The Netherlands	13,915	—	—
United States of America	10,074	—	—
Other	(13,922)	6,850	—
	10,067	6,850	—

Current tax expense (benefit)
The Netherlands	37,512	5,290	4,840
Ireland	(99)	229	—
United States of America	39,358	15,553	—
Other	2,008	442	—
	78,779	21,514	4,840
Provision for income taxes	$189,805	$137,373	$26,026

The following table provides a reconciliation of the statutory income tax expense to provision for income taxes for the years ended December 31, 2015, 2014 and 2013:

	Year Ended December 31,
	2015	2014	2013
Income tax expense at statutory income tax rate of 25%	$341,425	$229,224	$77,698

Non-deductible expenditures (permanent differences) (a)	59,234	24,426	(128)
Foreign rate differential	(210,854)	(116,277)	(51,544)
	(151,620)	(91,851)	(51,672)
Provision for income taxes	$189,805	$137,373	$26,026

(a)

The 2015 non-deductible expenditures  included the non-deductible intercompany interest allocated to the United States of America, non-deductible share-based compensation in the Netherlands, non-deductible costs relating to the transfer of certain functions from the Netherlands to Ireland, and a valuation allowance taken in respect of U.S. and Dutch tax losses. In the United States of America, due to the restructuring of certain entities, previously disallowed tax assets can now be utilized against additional projected taxable income, resulting in the release of $25.0 million of valuation allowance from the opening balance sheet. It also included the non-taxable income arising from aircraft with a higher tax basis in general. The 2014 non-deductible expenditures included the non-deductible intercompany interest allocated to the United States of America, non-deductible share-based compensation in the Netherlands and the non-deductible transaction costs from the ILFC Transaction.

The following tables present our foreign rate differential by tax jurisdiction for the years ended December 31, 2015, 2014 and 2013:

	Year Ended December 31, 2015
	Pre-tax income (loss)	Local statutory tax rate (a)	Variance to Dutch statutory tax rate of 25.0%	Tax variance as a result of global activities (b)
Tax jurisdiction
The Netherlands	$175,897	25.0%	0.0%	$—
Ireland	1,212,190	12.5%	(12.5)%	(151,524)
United States of America	(43,825)	36.3%	11.3%	(4,952)
Isle of Man	181,118	0.0%	(25.0)%	(45,280)
Other	77,671	13.3%	(11.7)%	(9,099)
	$1,603,051			$(210,854)
Loss arising from non-taxable items (c)	(237,352)
Income from continuing operations before income tax	$1,365,699

	Year Ended December 31, 2014
	Pre-tax income (loss)	Local statutory tax rate (a)	Variance to Dutch statutory tax rate of 25.0%	Tax variance as a result of global activities (b)
Tax jurisdiction
The Netherlands	$26,081	25.0%	0.0%	$—
Ireland	694,605	12.5%	(12.5)%	(86,826)
United States of America	95,585	38.3%	13.3%	12,713
Isle of Man	167,689	0.0%	(25.0)%	(41,922)
Other	7,528	23.0%	(2.0)%	(242)
	$991,488			$(116,277)
Loss arising from non-taxable items (c)	(74,590)
Income from continuing operations before income tax	$916,898

	Year Ended December 31, 2013
	Pre-tax income (loss)	Local statutory tax rate (a)	Variance to Dutch statutory tax rate of 25.0%	Tax variance as a result of global activities (b)
Tax jurisdiction
The Netherlands	$22,106	25.0%	0.0%	$—
Ireland	135,424	12.5%	(12.5)%	(16,928)
United States of America	10,354	35.6%	10.6%	1,098
Sweden	(1,848)	18.6%	(6.4)%	118
Isle of Man	143,327	0.0%	(25.0)%	(35,832)
	$309,363			$(51,544)
Income arising from non-taxable items	1,428
Income from continuing operations before income tax	$310,791

(a)

The local statutory income tax expense for our significant tax jurisdictions (the Netherlands, Ireland, the United States of America and Isle of Man) does not differ from the actual income tax expense.

(b)	The tax variance as a result of global activities is primarily caused by our operations in countries with a lower statutory tax rate than the statutory tax rate in the Netherlands.
(c)

The 2015 non-taxable income included the non-deductible intercompany interest allocated to the United States of America, non-deductible share-based compensation in the Netherlands, non-deductible costs relating to the transfer of certain functions from the Netherlands to Ireland, and a valuation allowance taken in respect of U.S. and Dutch tax losses. The 2014 non-taxable income included the non-deductible intercompany interest allocated to the United States of America, non-deductible share-based compensation in the Netherlands and the non-deductible transaction costs from the ILFC Transaction.

The calculation of income for tax purposes differs significantly from book income. Deferred income tax is provided to reflect the impact of temporary differences between the amounts of assets and liabilities for financial reporting purposes and such amounts as measured under tax law in the various jurisdictions. Tax loss carry forwards and accelerated tax depreciation on flight equipment held for operating leases give rise to the most significant timing differences.

The following tables provide details regarding the principal components of our deferred income tax assets and liabilities by jurisdiction as of December 31, 2015 and 2014:

	As of December 31, 2015
	The Netherlands	Ireland	United States of America	Other	Total
Depreciation/Impairment	$11,580	$(876,219)	$5,393	$963	$(858,283)
Intangibles	—	(10,071)	(18,763)	—	(28,834)
Interest expense	—	—	(5,435)	—	(5,435)
Accrued maintenance liability	—	(7,003)	11,880	—	4,877
Obligations under capital leases and debt obligations	—	(3,411)	—	—	(3,411)
Investments	—	—	(10,155)	—	(10,155)
Deferred losses	—	—	66,543	—	66,543
Accrued expenses	—	—	14,554	—	14,554
Valuation allowance	(13,915)	—	(35,074)	(23,011)	(72,000)
Losses and credits forward	13,915	630,302	32,342	39,282	715,841
Other	(2,936)	(20,647)	7,350	(11,651)	(27,884)
Net deferred income tax assets (liabilities)	$8,644	$(287,049)	$68,635	$5,583	$(204,187)

	As of December 31, 2014
	The Netherlands	Ireland	United States of America	Other	Total
Depreciation/Impairment	$12,479	$(618,323)	$(28,964)	$(3,189)	$(637,997)
Debt	—	(355)	1,681	—	1,326
Intangibles	—	(73)	(36,960)	—	(37,033)
Interest expense	—	—	6,008	—	6,008
Accrued maintenance liability	—	(7,673)	19,816	—	12,143
Obligations under capital leases and debt obligations	—	(3,725)	—	—	(3,725)
Investments	—	2,500	(5,446)	—	(2,946)
Deferred losses	—	—	49,787	—	49,787
Accrued expenses	—	—	26,532	—	26,532
Valuation allowance	—	—	(25,000)	(36,933)	(61,933)
Losses and credits forward	—	514,757	3,586	43,949	562,292
Other	3,210	(1,127)	2,870	(13,241)	(8,288)
Net deferred income tax assets (liabilities)	$15,689	$(114,019)	$13,910	$(9,414)	$(93,834)

The net deferred income tax liabilities as of December 31, 2015 of $204.2 million were recognized in our Consolidated Balance Sheet as deferred income tax assets of $161.2 million and as deferred income tax liabilities of $365.4 million.

The net deferred income tax liabilities as of December 31, 2014 of $93.8 million were recognized in our Consolidated Balance Sheet as deferred income tax assets of $190.0 million and as deferred income tax liabilities of $283.8 million.

The following table presents the movements in the valuation allowance for deferred income tax assets during the years ended December 31, 2015 and 2014:

	Year Ended December 31,
	2015	2014
Valuation allowance at beginning of period	$61,933	$—
ILFC Transaction	—	55,083
Increase of allowance to income tax provision	10,067	6,850
Valuation allowance at end of period	$72,000	$61,933

The valuation allowance as of December 31, 2015 of $72.0 million included $23.0 million related to losses and credit forwards in Australia, $35.1 million related to having insufficient sources of projected taxable income to fully realize the deferred tax asset in the United States of America, and $13.9 million related to loss carry forwards in the Netherlands. In the United States of America, due to the restructuring of certain entities, previously disallowed tax assets can now be utilized against additional projected taxable income, resulting in the release of $25.0 million of valuation allowance from the opening balance sheet.

The valuation allowance as of December 31, 2014 of $61.9 million included $36.9 million related to losses and credit forwards in Australia and $25.0 million related to deferred losses in the United States of America.

As of December 31, 2015 and December 31, 2014, we had $15.5 million and $12.4 million, respectively of unrecognized tax benefits. As of the Closing Date of the ILFC Transaction, we had $5.4 million of unrecognized tax benefits.  Substantially all of the unrecognized tax benefits as of December 31, 2015, if recognized, would affect our effective tax rate. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next 12 months, based on the information currently available, we do not expect any change to be material to our consolidated financial condition.

Our primary tax jurisdictions are the Netherlands, Ireland, and the United States of America. Our tax returns in the Netherlands are open for examination from 2010 forward, in Ireland from 2011 forward, and in the United States of America for 2012 and 2014 forward. In the United States of America, the 2013 federal income tax return for AerCap, Inc. and its subsidiaries was subject to examination. This closed without adjustment in early 2016. None of our other tax returns are currently subject to examination.

Our policy is to recognize accrued interest on the underpayment of income taxes as a component of interest expense and penalties associated with tax liabilities as a component of provision for income taxes.

The Netherlands

The majority of our Dutch subsidiaries are part of a single Dutch fiscal unity and are included in a consolidated tax filing. Aside from the one-time current tax expense related to the transfer of certain functions from the Netherlands to Ireland, current tax expenses are limited with respect to the Dutch subsidiaries  due to the existence of interest bearing intercompany liabilities. Deferred income tax is calculated using the Dutch corporate income tax rate (25.0%). Tax losses in the Netherlands can generally be carried back one year and carried forward nine years before expiry.

Ireland

Since 2006, the enacted Irish corporate income tax rate has been 12.5%. Some of our Irish tax-resident operating subsidiaries have significant losses carry forward as of December 31, 2015 which give rise to deferred income tax assets. The availability of these losses does not expire with time. In addition, the vast majority of all of our Irish tax-resident subsidiaries are entitled to accelerated aircraft depreciation for tax purposes and shelter net taxable income with the surrender of losses on a current year basis within the Irish tax group. Accordingly, no Irish tax charge arose during the year. Based on projected taxable profits in our Irish subsidiaries, we expect to recover the full value of our Irish tax assets and have not recognized a valuation allowance against such assets as of December 31, 2015.

United States of America

Our U.S. subsidiaries are assessable to federal and state U.S. taxes. Since the ILFC Transaction, we no longer file one consolidated federal income tax return. We have two distinct groups of U.S. companies that each file a consolidated return and various individual subsidiaries that file single company returns. The blended federal and state tax rate applicable to our combined U.S. group was  36.3% for the year ended December 31, 2015.  Due to an intragroup restructuring within the U.S., we are able to generate additional sources of taxable income to fully realize our deferred income tax asset in our U.S. ILFC group. As a result, we have fully released the existing valuation allowance against our U.S. ILFC deferred income tax asset of $25.0 million as of December 31, 2015. Due to a restructuring of activities in the U.S. AeroTurbine group, we do not expect to generate sufficient sources of taxable income to realize our deferred income tax asset in the U.S. AeroTurbine group. Thus, we have recorded a full valuation allowance against our U.S. AeroTurbine group deferred income tax asset of $33.3 million as of December 31, 2015. We had $91.7 million U.S. federal net operating losses as of December 31, 2015, which expire between 2025 and 2035.